Fair Value Measurements (Details 2) (USD $)					6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Recurring basis Significant unobservable inputs	Dec. 31, 2011 Recurring basis Significant unobservable inputs	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Minimum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Maximum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Average	Jun. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Jun. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum
Quantitative information about the Company's Level 3 fair value measurements
Time to becoming a listed, publicly-traded entity					2 months 12 days	3 months 18 days
Probability of BA058 coming to market (as a percent)					70.00%	80.00%
Discount rate (as a percent)					20.00%	30.00%
Long-term revenue growth rate under scenario one (as a percent)					2.00%	117.00%	24.00%
Long-term revenue growth rate under scenario two (as a percent)					8.00%	63.00%	20.00%
Long-term pretax operating margin under scenario one (as a percent)					$ 13.00%	$ 79.00%	69.00%
Long-term pretax operating margin under scenario two (as a percent)					28.00%	73.00%	59.00%
Discount for lack of marketability (as a percent)					24.00%	53.00%
Revenue multiple								3.3	7.2
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario one							16 years
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario two							16 years
Years used in calculation of average estimated long-term pretax operating margin under scenario one							17 years
Years used in calculation of average estimated long-term pretax operating margin under scenario two							17 years
Fair value of stock dividend asset			$ 3,700,000
Fair value of warrants issued	862,000	450,000	862,000	450,000
Fair value of liability			$ 17,456,000	$ 10,470,000